Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

21.    Subsequent Events

In accordance with ASC 855, the Company’s management reviewed all material events through March 27th, 2024, and there were no material subsequent events other than those disclosed above.